Other disclosures (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and balances with the Brazilian Central Bank		R$ 100,866,081	R$ 110,604,911	R$ 89,143,353
Debt instruments	[1]	121,255,117	117,493,267	105,616,143
Equity instruments		1,629,775	2,426,389	2,140,969
Loans and amounts due from credit institutions		32,300,095	27,762,473	42,422,638
Loans and advances to customers		272,420,157	252,002,774	252,033,449
Loans and Receivables - Debt instruments		17,616,515	16,283,259	0
Investments Held-to-Maturity		10,214,454	10,048,761	0
Derivatives		17,262,888	24,702,973	0
Total		573,565,082	561,324,807	491,356,552
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	79,374,685	78,634,072	69,451,498
Customer deposits	[2]	276,042,141	247,445,177	243,042,872
Marketable debt securities	[2]	70,247,012	99,842,955	94,658,300
Subordinated liabilities		519,230	466,246	8,097,304
Debt Instruments Eligible to Compose Capital		8,436,901	8,311,918	9,959,037
Other financial liabilities		44,260,735	36,879,099	32,072,645
Financial liabilities held for trading:
Short positions		32,808,392	31,694,269	20,047,631
Derivatives		16,677,486	20,236,615	22,340,137
Total		528,366,582	523,510,351	499,669,425
Difference (assets less liabilities)		45,198,500	37,814,456	(8,312,872)
On demand
Assets:
Cash and balances with the Brazilian Central Bank		67,033,452	14,917,634	57,826,436
Debt instruments	[1]	609,220		109,808
Equity instruments		66,187	593,594	2,140,969
Loans and amounts due from credit institutions		18,709,969	13,614,198	29,064,151
Loans and advances to customers		31,065,824	30,408,851	22,662,559
Loans and Receivables - Debt instruments		933,175	822,874	0
Investments Held-to-Maturity		0	0	0
Derivatives		0	620,422	0
Total		118,417,827	60,977,573	111,803,923
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	394,396	770,467	943,539
Customer deposits	[2]	64,512,105	60,919,032	52,009,232
Marketable debt securities	[2]	0	0	0
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		11,710,943	3,004,041	199,805
Financial liabilities held for trading:
Short positions		0	0	0
Derivatives		0	333,287	5,600
Total		76,617,444	65,026,827	53,158,176
Difference (assets less liabilities)		41,800,383	(4,049,254)	58,645,747
Up to 3 Months
Assets:
Cash and balances with the Brazilian Central Bank		15,071,095	42,538,383	26,530,459
Debt instruments	[1]	1,887,278	21,709,350	5,094,088
Equity instruments		124,304	48,054	0
Loans and amounts due from credit institutions		1,753,197	2,849,696	781,340
Loans and advances to customers		70,301,530	68,218,474	73,674,326
Loans and Receivables - Debt instruments		476,158	1,287,372	0
Investments Held-to-Maturity		0	0	0
Derivatives		426,577	9,209,421	0
Total		90,040,139	145,860,750	106,080,213
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	21,636,392	40,581,025	29,303,606
Customer deposits	[2]	103,511,031	64,154,475	74,456,462
Marketable debt securities	[2]	14,315,305	21,833,927	16,639,669
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		114,104	113,995	0
Other financial liabilities		30,985,465	33,559,710	30,095,592
Financial liabilities held for trading:
Short positions		0	743	0
Derivatives		769,619	8,052,349	2,666,788
Total		171,331,916	168,296,224	153,162,117
Difference (assets less liabilities)		(81,291,777)	(22,435,474)	(47,081,904)
3 to 12 Months
Assets:
Cash and balances with the Brazilian Central Bank		18,761,534	3,833,431	4,786,458
Debt instruments	[1]	21,978,394	10,136,133	11,456,643
Equity instruments		305,073	252,087	0
Loans and amounts due from credit institutions		182,721	923,308	1,298,609
Loans and advances to customers		61,286,539	60,047,442	59,527,021
Loans and Receivables - Debt instruments		3,520,401	2,960,099	0
Investments Held-to-Maturity		0	12,378	0
Derivatives		1,034,248	3,571,126	0
Total		107,068,910	81,736,004	77,068,731
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	44,696,680	23,315,006	24,374,967
Customer deposits	[2]	48,339,761	68,505,808	39,245,968
Marketable debt securities	[2]	35,636,549	56,637,880	26,833,967
Subordinated liabilities		519,230	0	7,685,328
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		1,537,689	356	1,438,387
Financial liabilities held for trading:
Short positions		466,000	2,887,723	0
Derivatives		975,945	2,506,131	1,863,221
Total		132,171,854	153,852,904	101,441,838
Difference (assets less liabilities)		(25,102,944)	(72,116,900)	(24,373,106)
1 to 3 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments	[1]	31,669,850	26,674,215	30,805,793
Equity instruments		842,090	486,408	0
Loans and amounts due from credit institutions		10,382,061	532,399	2,448,123
Loans and advances to customers		63,375,203	54,558,381	54,371,603
Loans and Receivables - Debt instruments		7,444,943	5,044,803	0
Investments Held-to-Maturity		474,193	371,621	0
Derivatives		9,470,073	3,813,687	0
Total		123,658,413	91,481,514	77,527,683
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	6,797,838	8,215,378	8,819,650
Customer deposits	[2]	42,494,421	39,630,274	62,868,721
Marketable debt securities	[2]	17,923,372	20,620,077	50,815,528
Subordinated liabilities		0	466,246	411,976
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		26,638	7,992	31,862
Financial liabilities held for trading:
Short positions		8,960,806	8,333,584	2,865,813
Derivatives		8,244,193	2,523,506	2,953,682
Total		84,447,268	79,797,057	128,767,232
Difference (assets less liabilities)		39,211,145	11,684,457	(51,239,549)
3 to 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments	[1]	19,379,308	28,135,295	14,821,110
Equity instruments		0	21,313	0
Loans and amounts due from credit institutions		18,166	34,458	133,299
Loans and advances to customers		17,796,364	17,357,244	18,227,451
Loans and Receivables - Debt instruments		3,911,776	4,472,758	0
Investments Held-to-Maturity		1,169,450	1,173,360	0
Derivatives		4,357,636	5,481,210	0
Total		46,632,700	56,675,638	33,181,860
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	2,717,941	2,818,095	3,346,250
Customer deposits	[2]	17,176,009	14,003,821	14,305,045
Marketable debt securities	[2]	1,491,866	312,143	298,178
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		0
Financial liabilities held for trading:
Short positions		7,476,079	3,344,083	7,915,932
Derivatives		4,239,198	5,376,180	2,122,437
Total		33,101,093	25,854,322	27,987,842
Difference (assets less liabilities)		13,531,607	30,821,316	5,194,018
After 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	49,315,463	0
Debt instruments	[1]	45,731,067	30,838,274	53,426,537
Equity instruments		292,121	1,024,933	0
Loans and amounts due from credit institutions		1,253,981	9,808,414	8,697,116
Loans and advances to customers		28,594,697	21,412,382	23,570,489
Loans and Receivables - Debt instruments		1,330,062	1,695,353	0
Investments Held-to-Maturity		8,570,811	8,491,402	0
Derivatives		1,974,354	2,007,107	0
Total		87,747,093	124,593,328	85,694,142
Financial liabilities at amortized cost:
Deposits from credit institutions	[2]	3,131,438	2,934,101	2,663,486
Customer deposits	[2]	8,814	231,767	157,444
Marketable debt securities	[2]	879,920	438,928	70,958
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		8,322,797	8,197,923	9,959,037
Other financial liabilities		0	307,000	307,000
Financial liabilities held for trading:
Short positions		15,905,507	17,128,136	9,265,886
Derivatives		2,448,531	1,445,162	12,728,409
Total		30,697,007	30,683,017	35,152,220
Difference (assets less liabilities)		R$ 57,050,086	R$ 93,910,311	R$ 50,541,922

[1]	In 2015, includes Held to maturity investments.
[2]	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.